CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Dec. 31, 2013	Dec. 31, 2012
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	749,999,000	749,999,000
Common stock, shares issued	2,413,811	2,219,432
Common stock, shares outstanding	2,413,811	2,219,432
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	250,000,000	250,000,000
Preferred stock, issued	0	0
Preferred stock, outstanding	0	0
Nonvoting Convertible Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,000	1,000
Preferred stock, issued	1,000	1,000
Preferred stock, outstanding	1,000	1,000